Document and Entity Information	0 Months Ended
Nov. 12, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 12, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST III
Central Index Key	0001537140
Amendment Flag	false
Document Creation Date	Nov 13, 2012
Document Effective Date	Nov 13, 2012
Prospectus Date	Nov 12, 2012

Footprints Discover Value Fund
Footprints Discover Value Fund
Investment Objective:
Total return from capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Footprints Discover Value Fund	Footprints Discover Value Fund Class A Shares	Footprints Discover Value Fund Class C Shares	Footprints Discover Value Fund Class I Shares	Footprints Discover Value Fund Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Footprints Discover Value Fund		Footprints Discover Value Fund Class A Shares	Footprints Discover Value Fund Class C Shares	Footprints Discover Value Fund Class I Shares	Footprints Discover Value Fund Class N Shares
Management Fees		1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	1.49%	1.49%	1.49%	1.49%
Total Annual Fund Operating Expenses		3.24%	3.99%	2.99%	3.24%
Fee Waiver	[2]	(1.29%)	(1.29%)	(1.29%)	(1.29%)
Total Annual Fund Operating Expenses After Fee Waiver		1.95%	2.70%	1.70%	1.95%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.95%, 2.70%, 1.70% and 1.95% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Footprints Discover Value Fund (USD $)	1 Year	3 Years
Footprints Discover Value Fund Class A Shares	762	1,402
Footprints Discover Value Fund Class C Shares	273	1,098
Footprints Discover Value Fund Class I Shares	173	803
Footprints Discover Value Fund Class N Shares	198	878

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stock and fixed income securities of domestic issuers using the adviser’s "Absolute Value" strategy.  This strategy relies upon both fundamental and technical analysis to select securities the adviser believes are undervalued and mispriced by the markets.

The adviser uses qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent.  To determine if a company, in total, is being undervalued, the adviser's research team derives an estimate of the company's Absolute Value from key components, including management's competency, experience, culture, and ownership as well as earnings potential, free cash flow, current debt load, asset replacement cost and sector fundamentals.  Once fundamentally-screened discounted securities are identified, the adviser assesses the risk and rewards of securities of the company at various levels of the capital structure (secured debt, debentures, preferred stock, common stock).  However, preferred stock is not expected to be a principal part of the Fund's investment portfolio.  After identifying the appropriate investment vehicle within the capital structure, the adviser uses technical analysis, such as a trend-following or a momentum-based price forecast, to identify what it believes is the optimal purchase price.

The Fund invests without restriction as to issuer capitalization, or the credit quality rating and maturity of fixed income securities.  With respect to the fixed income portion of the Fund’s portfolio, the adviser invests primarily in lower quality rated corporate debt commonly known as "junk bonds" and mortgage-backed securities ("MBS"), including collateralized mortgage obligations ("CMOs").  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  The adviser selects CMOs and MBS using the Absolute Value strategy, but with a focus on loan quality, expected losses and structural protections, such as payment priority in the CMO or MBS structure.  The adviser may rely upon third party forecasts of these factors to supplement its own analysis.  The Fund may also employ leverage through bank borrowing of up to 10% of the Fund's assets (defined as net assets plus borrowing for investment purposes), when the adviser believes asset returns will exceed borrowing costs.

The adviser seeks capital appreciation from common and preferred stocks and fixed income securities as well as income from dividends or interest to generate total return.  The Fund’s adviser does not have a set asset allocation target between equity and fixed income securities.  The adviser sells a security once a price target is reached, when more attractive investments are available or to optimally re-allocate Fund assets consistent with the adviser's Absolute Value strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

·

Fixed Income Risk:  The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Junk Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

·

Leveraging Risk:  The use of leverage through borrowing money to purchase additional securities will magnify the Fund's gains or losses.  The Fund will incur interest expenses on borrowed money.

·

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's reliance on its value strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

·

MBS and CMO Risk:  MBS and CMOs are subject to credit risk because underlying loan borrowers may default.  Borrower default rates may be significantly higher than estimated.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

·

Small and Medium Capitalization Stock Risk:  The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visitingwww.footprintsfund.com or by calling 1-855-445-9339.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Footprints Discover Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stock and fixed income securities of domestic issuers using the adviser’s "Absolute Value" strategy.  This strategy relies upon both fundamental and technical analysis to select securities the adviser believes are undervalued and mispriced by the markets.

The adviser uses qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent.  To determine if a company, in total, is being undervalued, the adviser's research team derives an estimate of the company's Absolute Value from key components, including management's competency, experience, culture, and ownership as well as earnings potential, free cash flow, current debt load, asset replacement cost and sector fundamentals.  Once fundamentally-screened discounted securities are identified, the adviser assesses the risk and rewards of securities of the company at various levels of the capital structure (secured debt, debentures, preferred stock, common stock).  However, preferred stock is not expected to be a principal part of the Fund's investment portfolio.  After identifying the appropriate investment vehicle within the capital structure, the adviser uses technical analysis, such as a trend-following or a momentum-based price forecast, to identify what it believes is the optimal purchase price.

The Fund invests without restriction as to issuer capitalization, or the credit quality rating and maturity of fixed income securities.  With respect to the fixed income portion of the Fund’s portfolio, the adviser invests primarily in lower quality rated corporate debt commonly known as "junk bonds" and mortgage-backed securities ("MBS"), including collateralized mortgage obligations ("CMOs").  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  The adviser selects CMOs and MBS using the Absolute Value strategy, but with a focus on loan quality, expected losses and structural protections, such as payment priority in the CMO or MBS structure.  The adviser may rely upon third party forecasts of these factors to supplement its own analysis.  The Fund may also employ leverage through bank borrowing of up to 10% of the Fund's assets (defined as net assets plus borrowing for investment purposes), when the adviser believes asset returns will exceed borrowing costs.

The adviser seeks capital appreciation from common and preferred stocks and fixed income securities as well as income from dividends or interest to generate total return.  The Fund’s adviser does not have a set asset allocation target between equity and fixed income securities.  The adviser sells a security once a price target is reached, when more attractive investments are available or to optimally re-allocate Fund assets consistent with the adviser's Absolute Value strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

·

Fixed Income Risk:  The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Junk Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

·

Leveraging Risk:  The use of leverage through borrowing money to purchase additional securities will magnify the Fund's gains or losses.  The Fund will incur interest expenses on borrowed money.

·

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's reliance on its value strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

·

MBS and CMO Risk:  MBS and CMOs are subject to credit risk because underlying loan borrowers may default.  Borrower default rates may be significantly higher than estimated.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

·

Small and Medium Capitalization Stock Risk:  The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visitingwww.footprintsfund.com or by calling 1-855-445-9339.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-445-9339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.footprintsfund.com
Footprints Discover Value Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,402
Footprints Discover Value Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Footprints Discover Value Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	803
Footprints Discover Value Fund Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	878

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.95%, 2.70%, 1.70% and 1.95% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 12, 2012